Schedule of Investments (unaudited)	iShares® MSCI ACWI Low Carbon Target ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.8%
Aristocrat Leisure Ltd.	14,278	$361,169
ASX Ltd.	3,658	166,474
Australia & New Zealand Banking Group Ltd.	36,957	600,116
Brambles Ltd.	77,998	738,861
Cochlear Ltd.	1,180	193,482
Coles Group Ltd.	7,198	86,953
Commonwealth Bank of Australia	23,836	1,577,373
Computershare Ltd.	13,334	198,487
CSL Ltd.	7,434	1,484,099
Dexus	31,978	165,742
Endeavour Group Ltd./Australia	18,054	81,373
Goodman Group	26,432	340,752
GPT Group (The)	45,784	134,629
IDP Education Ltd.	4,484	84,240
IGO Ltd.	64,192	591,137
Insurance Australia Group Ltd.	59,000	195,472
James Hardie Industries PLC	16,992	379,178
Lottery Corp. Ltd. (The)	68,676	230,269
Macquarie Group Ltd.	5,428	662,171
Medibank Pvt Ltd.	37,878	89,641
Mineral Resources Ltd.	11,682	576,280
Mirvac Group	73,278	117,642
National Australia Bank Ltd.	48,144	926,827
Newcrest Mining Ltd.	16,166	308,687
Northern Star Resources Ltd.	26,550	236,821
Pilbara Minerals Ltd.	190,806	543,074
QBE Insurance Group Ltd.	32,214	329,414
Ramsay Health Care Ltd.	3,776	162,373
Scentre Group.	103,368	198,373
Sonic Healthcare Ltd.	9,912	233,655
Stockland	82,246	243,808
Suncorp Group Ltd.	22,892	190,599
Telstra Corp. Ltd.	60,534	175,622
Transurban Group	59,000	588,425
Treasury Wine Estates Ltd.	30,680	284,192
Vicinity Ltd.	147,500	206,201
Wesfarmers Ltd.	18,526	640,877
Westpac Banking Corp.	52,982	793,097
WiseTech Global Ltd.	2,950	135,127
Woolworths Group Ltd.	15,222	392,679
Xero Ltd.(a)	2,242	139,958
		15,785,349
Austria — 0.1%
Erste Group Bank AG	13,806	501,975
Verbund AG	3,894	346,802
		848,777
Belgium — 0.2%
Anheuser-Busch InBev SA/NV	17,818	1,158,516
Argenx SE(a)	236	91,037
D’ieteren Group	472	88,872
Elia Group SA/NV	2,396	328,539
		1,666,964
Brazil — 0.5%
Ambev SA	94,416	268,040
B3 SA - Brasil, Bolsa, Balcao	123,900	290,138
Banco Bradesco SA	64,264	160,022
Banco BTG Pactual SA	56,758	266,505
Banco do Brasil SA	71,744	616,494
Security	Shares	Value

Brazil (continued)
BB Seguridade Participacoes SA	36,816	$253,249
CCR SA	72,688	197,758
Cia. de Saneamento Basico do Estado de Sao Paulo(a)	11,446	105,859
Hapvida Participacoes e Investimentos SA(a)(b)	42,690	23,622
Hypera SA	8,850	66,094
Localiza Rent a Car SA	14,888	173,153
Lojas Renner SA	21,594	68,577
MercadoLibre Inc.(a)(c)	826	1,055,207
Petro Rio SA(a)	53,926	375,702
Suzano SA	15,458	123,347
Telefonica Brasil SA	18,408	151,758
		4,195,525
Canada — 3.7%
Agnico Eagle Mines Ltd.	11,918	676,103
Bank of Montreal	8,850	797,764
Bank of Nova Scotia (The)	20,414	1,019,005
BCE Inc.	12,272	589,846
Brookfield Asset Management Ltd.	4,574	153,339
Brookfield Corp.	18,290	593,445
Brookfield Renewable Corp., Class A	9,322	311,479
CAE Inc.(a)	11,210	252,274
Cameco Corp.	18,526	509,350
Canadian Imperial Bank of Commerce	11,800	494,697
Canadian National Railway Co.	8,968	1,068,998
Canadian Pacific Kansas City Ltd.	12,980	1,023,186
Canadian Utilities Ltd., Class A, NVS	8,968	259,273
CCL Industries Inc., Class B, NVS	3,658	172,013
CGI Inc.(a)	2,242	227,551
Constellation Software Inc./Canada	354	692,877
Dollarama Inc.	10,384	643,189
Element Fleet Management Corp.	10,856	141,985
Enbridge Inc.	31,742	1,262,089
Fairfax Financial Holdings Ltd.	1,180	824,611
First Quantum Minerals Ltd.	31,270	759,795
Franco-Nevada Corp.	9,794	1,486,106
George Weston Ltd.	2,360	316,885
Gildan Activewear Inc.	4,484	146,019
Great-West Lifeco Inc.	9,020	256,449
Hydro One Ltd.(b)	40,356	1,181,921
Intact Financial Corp.	3,304	499,776
Keyera Corp.	17,582	413,709
Loblaw Companies Ltd.	5,192	488,332
Lundin Mining Corp.	44,014	336,233
Manulife Financial Corp.	61,360	1,211,485
Metro Inc.	5,310	302,645
National Bank of Canada	2,478	184,782
Northland Power Inc.	9,086	223,051
Nutrien Ltd.	7,552	523,905
Onex Corp.	4,484	206,485
Open Text Corp.	3,304	125,127
Pan American Silver Corp.	6,136	109,237
Pembina Pipeline Corp.	81,066	2,668,593
Power Corp. of Canada	6,608	176,997
Quebecor Inc., Class B	8,850	228,427
Restaurant Brands International Inc.	3,422	239,895
Ritchie Bros Auctioneers Inc.	2,950	168,789
Rogers Communications Inc., Class B, NVS	7,316	361,467
Royal Bank of Canada	20,532	2,038,424
Shopify Inc., Class A(a)	14,278	691,743
Sun Life Financial Inc.	7,080	347,298

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI Low Carbon Target ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
TC Energy Corp.	23,482	$975,954
TELUS Corp.	8,732	185,100
TFI International Inc.	1,534	165,328
Thomson Reuters Corp.	3,540	465,503
Toronto-Dominion Bank (The)	24,308	1,472,456
Wheaton Precious Metals Corp.	27,258	1,344,944
WSP Global Inc.	3,422	451,628
		32,467,562
Chile — 0.1%
Banco de Chile	1,083,830	115,398
Banco de Credito e Inversiones SA	3,658	110,341
Cia. Sud Americana de Vapores SA	3,293,380	336,539
Falabella SA	137,234	294,273
		856,551
China — 3.8%
360 DigiTech Inc.	11,800	208,152
Agricultural Bank of China Ltd., Class H	1,298,000	501,849
Alibaba Group Holding Ltd.(a)	224,268	2,371,325
Alibaba Health Information Technology Ltd.(a)	42,000	30,274
ANTA Sports Products Ltd.	23,600	293,259
Asia - Potash International Investment Guangzhou
Co. Ltd.(a)	23,600	83,246
Baidu Inc.(a)	38,240	575,585
Bank of Beijing Co. Ltd., Class A	106,200	72,746
Bank of Chengdu Co. Ltd., Class A	35,400	70,380
Bank of China Ltd., Class H	2,478,000	989,609
Bank of Communications Co. Ltd., Class A	389,400	313,348
Bank of Communications Co. Ltd., Class H	236,000	152,432
Bank of Jiangsu Co. Ltd., Class A	224,200	249,891
Bank of Shanghai Co. Ltd., Class A	94,400	85,658
Beijing Enterprises Water Group Ltd.	472,000	119,858
BOC Aviation Ltd.(b)	11,800	93,526
BYD Co. Ltd., Class H	10,500	318,426
C&D International Investment Group Ltd.	118,000	363,396
CGN Power Co. Ltd., Class H(b)	944,000	249,275
China Cinda Asset Management Co. Ltd., Class H	2,478,000	294,759
China CITIC Bank Corp. Ltd., Class H	1,062,000	574,505
China Conch Venture Holdings Ltd.	118,000	188,272
China Construction Bank Corp., Class H	2,006,000	1,341,063
China Everbright Bank Co. Ltd., Class A	566,400	261,971
China Everbright Bank Co. Ltd., Class H	711,000	227,705
China Galaxy Securities Co. Ltd., Class H	413,000	224,321
China Life Insurance Co. Ltd., Class H	236,000	453,393
China Merchants Bank Co. Ltd., Class A	23,600	114,879
China Merchants Bank Co. Ltd., Class H	59,000	284,800
China Merchants Energy Shipping Co. Ltd., Class A	177,000	169,761
China Merchants Port Holdings Co. Ltd.	236,000	350,182
China Minsheng Banking Corp. Ltd., Class A	395,560	207,480
China Minsheng Banking Corp. Ltd., Class H	531,000	195,060
China National Nuclear Power Co. Ltd., Class A	377,698	376,943
China Oilfield Services Ltd., Class H	472,000	555,178
China Overseas Land & Investment Ltd.	118,000	299,265
China Pacific Insurance Group Co. Ltd., Class H	94,400	281,976
China Resources Beer Holdings Co. Ltd.	14,000	108,147
China Resources Land Ltd.	22,000	102,449
China Ruyi Holdings Ltd.(a)(c)	472,000	114,897
China Taiping Insurance Holdings Co. Ltd.	94,400	108,433
China Tower Corp. Ltd., Class H(b)	2,360,000	301,191
China Vanke Co. Ltd., Class H	59,000	92,234
Security	Shares	Value

China (continued)
China Yangtze Power Co. Ltd., Class A	82,600	$261,182
CITIC Ltd.	354,000	444,373
Contemporary Amperex Technology Co. Ltd., Class A	6,300	210,848
COSCO SHIPPING Energy Transportation Co. Ltd., Class A(a)	82,600	156,445
COSCO SHIPPING Holdings Co. Ltd., Class H	59,000	68,530
COSCO SHIPPING Ports Ltd.	236,000	155,287
Country Garden Holdings Co. Ltd.	236,000	60,794
Country Garden Services Holdings Co. Ltd.	15,000	23,573
Daqo New Energy Corp., ADR(a)(c)	2,950	135,464
Dong-E-E-Jiao Co. Ltd., Class A	11,800	87,771
Far East Horizon Ltd.	118,000	106,155
Focus Media Information Technology Co. Ltd., Class A	70,800	65,944
Foshan Haitian Flavouring & Food Co. Ltd., Class A	11,885	121,404
Fuyao Glass Industry Group Co. Ltd., Class H(b)	94,400	384,046
Ganfeng Lithium Co. Ltd., Class H(b)	34,480	227,491
Great Wall Motor Co. Ltd., Class H	59,000	71,601
Guangzhou Tinci Materials Technology Co. Ltd., Class A	11,800	72,911
H World Group Ltd., ADR(a)	2,124	99,616
Huaxia Bank Co. Ltd., Class A	129,800	108,077
Huizhou Desay Sv Automotive Co. Ltd., Class A	11,800	176,497
Industrial & Commercial Bank of China Ltd., Class H	1,298,000	698,329
Industrial Bank Co. Ltd., Class A	53,498	133,284
JD Health International Inc.(a)(b)	17,700	127,725
JD.com Inc., Class A	26,544	473,753
Jiangsu Expressway Co. Ltd., Class H	236,000	239,058
KE Holdings Inc., ADR(a)(c)	6,136	96,274
Kingsoft Corp. Ltd.	23,600	103,739
Kuaishou Technology(a)(b)	23,600	156,235
Kweichow Moutai Co. Ltd., Class A	800	203,681
Li Auto Inc.(a)	35,280	417,851
Li Ning Co.Ltd.	59,000	421,945
Meituan, Class B(a)(b)	71,400	1,220,258
Muyuan Foods Co. Ltd., Class A	14,636	101,227
NetEase Inc.	35,500	631,985
New China Life Insurance Co. Ltd., Class H	165,200	473,058
Nongfu Spring Co. Ltd., Class H(b)	47,200	256,095
People’s Insurance Co. Group of China Ltd. (The), Class H	1,062,000	417,685
PICC Property & Casualty Co. Ltd., Class H	326,000	394,283
Pinduoduo Inc., ADR(a)	8,142	554,877
Ping An Insurance Group Co. of China Ltd., Class A	23,600	176,987
Ping An Insurance Group Co. of China Ltd., Class H	141,500	1,032,316
Shanghai Pudong Development Bank Co. Ltd., Class A	70,800	77,770
Shanghai Putailai New Energy Technology Co. Ltd., Class A	11,800	89,216
Shenzhen Capchem Technology Co. Ltd., Class A	11,800	83,279
Shenzhen International Holdings Ltd.	354,000	318,694
Shenzhou International Group Holdings Ltd.	23,600	226,682
Sichuan Chuantou Energy Co. Ltd., Class A	70,800	147,174
Sino Biopharmaceutical Ltd.	118,000	65,502
Sunny Optical Technology Group Co. Ltd.	11,800	124,694
Tencent Holdings Ltd.	94,400	4,192,881
Tianqi Lithium Corp., Class A(a)	23,600	243,714
Trip.com Group Ltd., ADR(a)(c)	9,440	335,214
Weihai Guangwei Composites Co. Ltd., Class A	11,800	88,875
WuXi AppTec Co. Ltd., Class H(b)	13,800	121,370
Wuxi Biologics Cayman Inc.(a)(b)	59,000	351,807
XPeng Inc.(a)(c)	17,800	84,994
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	23,600	92,646

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI Low Carbon Target ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Yintai Gold Co. Ltd., Class A	47,200	$87,792
YongXing Special Materials Technology Co. Ltd., Class A	15,340	141,787
Yum China Holdings Inc.	1,770	108,289
Zhejiang Expressway Co. Ltd., Class H	472,000	391,694
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)	11,800	36,734
Zhuzhou CRRC Times Electric Co. Ltd.	23,600	95,249
ZTO Express Cayman Inc., ADR	7,080	195,974
		33,441,784
Colombia — 0.1%
Bancolombia SA	24,898	190,789
Interconexion Electrica SA ESP	77,290	299,421
		490,210
Czech Republic — 0.0%
Komercni Banka AS	8,260	266,704
Denmark — 0.7%
Carlsberg AS, Class B	1,240	205,216
Chr Hansen Holding A/S	2,832	220,413
DSV A/S	3,068	577,405
Genmab A/S(a)	654	268,771
Novo Nordisk A/S, Class B	24,662	4,102,631
Novozymes A/S, Class B	4,602	239,593
Orsted AS(b)	4,720	423,620
Pandora A/S	944	87,378
Vestas Wind Systems A/S(a)	16,520	457,118
		6,582,145
Egypt — 0.0%
Commercial International Bank Egypt SAE	80,520	139,628
Eastern Co. SAE	225,240	127,221
Egyptian Financial Group-Hermes Holding Co.(a)	227,160	134,919
		401,768
Finland — 0.2%
Kesko OYJ, Class B	7,080	147,603
Kone OYJ, Class B	3,186	181,764
Neste OYJ	21,948	1,063,697
Nokia OYJ	64,192	271,606
Sampo OYJ, Class A	3,422	173,546
		1,838,216
France — 3.0%
Aeroports de Paris(a)	1,652	262,513
Airbus SE	12,508	1,751,554
AXA SA	41,890	1,367,297
BioMerieux	590	61,776
BNP Paribas SA	17,582	1,136,033
Bureau Veritas SA	7,788	224,568
Capgemini SE	1,888	344,291
Covivio	4,366	248,246
Credit Agricole SA	7,316	89,427
Dassault Aviation SA	590	115,296
Dassault Systemes SE	6,490	263,466
Edenred	3,219	209,150
Eiffage SA	2,124	252,807
EssilorLuxottica SA	4,838	957,827
Eurofins Scientific SE	2,360	164,845
Gecina SA	1,363	151,733
Getlink SE	12,744	238,176
Hermes International	590	1,280,934
Ipsen SA	708	85,856
Kering SA	1,180	755,633
Security	Shares	Value

France (continued)
Klepierre SA	15,694	$397,531
Legrand SA	3,894	368,582
L’Oreal SA	4,130	1,973,797
LVMH Moet Hennessy Louis Vuitton SE	4,248	4,086,071
Orange SA	27,446	357,235
Pernod Ricard SA	3,776	872,064
Publicis Groupe SA	4,720	385,893
Safran SA	8,968	1,394,701
Sanofi.	17,700	1,907,499
Sartorius Stedim Biotech	354	94,836
Schneider Electric SE	10,030	1,749,150
Societe Generale SA	18,172	441,366
Sodexo SA	2,714	290,854
Teleperformance	826	165,081
Thales SA	3,422	522,209
Unibail-Rodamco-Westfield, New(a)	6,071	325,563
Vinci SA	10,856	1,342,792
Vivendi SE	7,316	80,362
Wendel SE	708	79,423
Worldline SA/France(a)(b)	5,900	256,666
		27,053,103
Germany — 1.8%
adidas AG	3,068	540,293
Allianz SE, Registered	7,316	1,837,098
Aroundtown SA(c)	75,638	103,049
Bayer AG, Registered	16,520	1,090,259
Bayerische Motoren Werke AG	10,502	1,177,110
Beiersdorf AG	490	68,418
Commerzbank AG(a)	11,918	132,446
Delivery Hero SE(a)(b)(c)	2,832	113,198
Deutsche Bank AG, Registered	41,418	455,295
Deutsche Boerse AG	2,360	450,073
Deutsche Post AG, Registered	13,570	652,711
Deutsche Telekom AG, Registered	46,964	1,132,385
Fresenius SE & Co. KGaA	7,316	211,973
Hannover Rueck SE	1,180	252,118
HelloFresh SE(a)	6,372	171,102
Infineon Technologies AG	20,886	760,601
LEG Immobilien SE	1,888	117,515
Merck KGaA	2,242	402,145
MTU Aero Engines AG	2,242	588,681
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	2,714	1,019,996
Puma SE	118	6,915
Rational AG	118	85,464
Rheinmetall AG	826	241,929
SAP SE	15,812	2,139,619
Siemens AG, Registered	6,254	1,030,861
Siemens Healthineers AG(b)	4,012	250,050
Symrise AG	2,242	270,884
Vonovia SE	8,165	177,087
Zalando SE(a)(b)	4,130	169,865
		15,649,140
Greece — 0.0%
OPAP SA	5,880	100,270
Hong Kong — 0.7%
AIA Group Ltd.	165,200	1,798,544
Budweiser Brewing Co. APAC Ltd.(b)(c)	59,000	170,463
CK Asset Holdings Ltd.	59,000	348,874

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI Low Carbon Target ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
Futu Holdings Ltd., ADR(a)(c)	1,298	$57,462
Galaxy Entertainment Group Ltd.(a)	46,000	327,395
Hong Kong Exchanges & Clearing Ltd.	20,900	867,703
Link REIT	56,800	371,522
Power Assets Holdings Ltd.	59,000	337,144
Sands China Ltd.(a)	47,200	169,043
SITC International Holdings Co. Ltd.	118,000	218,263
Sun Hung Kai Properties Ltd.	92,500	1,287,904
Techtronic Industries Co. Ltd.	26,500	286,690
		6,241,007
India — 1.3%
Adani Ports & Special Economic Zone Ltd.	13,892	116,133
Adani Total Gas Ltd.	7,172	83,106
Adani Transmission Ltd.(a)	6,021	75,943
Apollo Hospitals Enterprise Ltd.	1,416	78,383
Asian Paints Ltd.	12,272	436,740
Avenue Supermarts Ltd.(a)(b)	6,136	264,279
Axis Bank Ltd.	38,588	407,331
Bajaj Finance Ltd.	708	54,610
Bandhan Bank Ltd.(a)(b)	21,680	61,052
Bharat Electronics Ltd.	302,434	383,023
Bharti Airtel Ltd.	41,890	410,076
DLF Ltd.	32,686	170,973
Godrej Consumer Products Ltd.(a)	8,732	97,027
HCL Technologies Ltd.	20,650	269,979
Hindustan Unilever Ltd.	16,874	507,902
Housing Development Finance Corp. Ltd.	21,358	727,706
ICICI Bank Ltd.	53,788	606,787
ICICI Bank Ltd., ADR, NVS	9,248	210,392
Indian Hotels Co. Ltd. (The)	45,076	187,486
Indian Railway Catering & Tourism Corp. Ltd.	10,030	76,033
Indus Towers Ltd.	25,960	49,328
Infosys Ltd.	54,162	835,674
ITC Ltd.	140,420	732,257
Kotak Mahindra Bank Ltd.	7,434	176,930
Marico Ltd.	14,278	86,835
Nestle India Ltd.	708	188,610
Page Industries Ltd.	118	58,294
PI Industries Ltd.	3,894	161,502
Pidilite Industries Ltd.	8,460	250,823
Power Grid Corp. of India Ltd.	195,998	569,924
Reliance Industries Ltd.	37,406	1,110,851
SBI Life Insurance Co. Ltd.(b)	7,198	100,566
SRF Ltd.	3,186	99,283
State Bank of India	16,284	115,640
Sun Pharmaceutical Industries Ltd.	17,346	209,820
Tata Consultancy Services Ltd.	15,125	597,992
Tata Elxsi Ltd.	708	57,773
Tech Mahindra Ltd.	15,576	195,996
Titan Co. Ltd.	5,074	164,394
Tube Investments of India Ltd.	3,068	97,337
United Spirits Ltd.(a)	8,614	82,120
Varun Beverages Ltd.	9,794	173,586
Wipro Ltd.	24,426	115,660
		11,456,156
Indonesia — 0.3%
Bank Central Asia Tbk PT	472,000	292,098
Bank Mandiri Persero Tbk PT	778,800	275,305
Bank Negara Indonesia Persero Tbk PT	306,800	197,717
Security	Shares	Value

Indonesia (continued)
Bank Rakyat Indonesia Persero Tbk PT	955,937	$333,124
Merdeka Copper Gold Tbk PT(a)	1,203,635	324,691
Sumber Alfaria Trijaya Tbk PT	554,600	109,662
Telkom Indonesia Persero Tbk PT	1,876,200	543,439
Unilever Indonesia Tbk PT	389,400	116,960
		2,192,996
Ireland — 0.5%
AIB Group PLC	60,534	260,331
Bank of Ireland Group PLC	28,202	291,691
Flutter Entertainment PLC, Class DI(a)	4,248	848,825
Kerry Group PLC, Class A	2,714	285,851
Kingspan Group PLC	3,787	262,438
Linde PLC	6,608	2,441,326
		4,390,462
Israel — 0.3%
Azrieli Group Ltd.	3,186	185,795
Bank Hapoalim BM	45,070	388,259
Bank Leumi Le-Israel BM	49,842	395,082
Bezeq The Israeli Telecommunication Corp. Ltd.	218,536	297,521
Check Point Software Technologies Ltd.(a)(c)	3,186	405,769
Elbit Systems Ltd.	472	87,376
Isracard Ltd.	—	1
Israel Discount Bank Ltd., Class A	40,057	199,077
Mizrahi Tefahot Bank Ltd.	6,962	228,307
Nice Ltd.(a)	1,062	217,688
Teva Pharmaceutical Industries Ltd., ADR(a)	44,722	390,423
Tower Semiconductor Ltd.(a)	2,478	109,260
Wix.com Ltd.(a)(c)	826	72,052
		2,976,610
Italy — 0.8%
Assicurazioni Generali SpA	24,662	513,663
Enel SpA	23,718	162,044
Ferrari NV	4,720	1,315,220
Intesa Sanpaolo SpA	329,220	865,648
Mediobanca Banca di Credito Finanziario SpA	19,470	209,092
Moncler SpA	4,838	358,889
Poste Italiane SpA(b)	32,450	337,705
Tenaris SA	124,490	1,780,863
Terna - Rete Elettrica Nazionale	63,130	546,437
UniCredit SpA	42,008	832,409
		6,921,970
Japan — 5.5%
Asahi Group Holdings Ltd.	11,800	455,882
Asahi Intecc Co. Ltd.	11,800	213,536
Astellas Pharma Inc.	36,000	542,324
Bandai Namco Holdings Inc.	4,500	102,219
Canon Inc.	11,800	281,045
Capcom Co. Ltd.	11,800	443,416
Central Japan Railway Co.	1,900	235,217
Chiba Bank Ltd. (The)	11,800	77,054
Chugai Pharmaceutical Co. Ltd.	23,600	609,013
Concordia Financial Group Ltd.	70,800	268,641
CyberAgent Inc.	11,800	102,974
Dai-ichi Life Holdings Inc.	23,600	438,978
Daiichi Sankyo Co.Ltd.	35,400	1,214,737
Daikin Industries Ltd.	3,800	690,198
Daiwa House Industry Co. Ltd.	11,800	300,764
Daiwa Securities Group Inc.	23,600	109,615
Disco Corp.	1,200	136,626

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI Low Carbon Target ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
East Japan Railway Co.	11,800	$675,215
FANUC Corp.	25,600	864,543
Fast Retailing Co. Ltd.	3,000	710,405
Fujitsu Ltd.	3,300	439,815
Hitachi Ltd.	11,800	652,712
Hoya Corp.	11,800	1,237,289
Hulic Co. Ltd.	35,400	304,796
Japan Post Holdings Co. Ltd.	141,600	1,165,641
Japan Post Insurance Co. Ltd.	11,800	191,621
Japan Tobacco Inc.	47,200	1,015,596
Kao Corp.	11,600	468,738
KDDI Corp.	35,400	1,105,122
Keyence Corp.	2,900	1,307,773
Koito Manufacturing Co. Ltd.	11,800	228,253
Konami Group Corp.	8,000	393,632
Kubota Corp.	11,800	178,805
Kyocera Corp.	3,100	162,711
M3 Inc.	1,600	39,274
Makita Corp.	11,800	332,886
MISUMI Group Inc.	11,800	297,681
Mitsubishi Estate Co. Ltd.	35,400	436,280
Mitsubishi HC Capital Inc.	141,600	735,008
Mitsubishi UFJ Financial Group Inc.	200,600	1,255,662
Mitsui Fudosan Co. Ltd.	23,600	468,743
Mizuho Financial Group Inc.	59,000	855,254
MS&AD Insurance Group Holdings Inc.	11,800	387,303
Murata Manufacturing Co. Ltd.	11,800	669,487
Nexon Co. Ltd.	11,800	266,566
Nidec Corp.	4,100	202,876
Nihon M&A Center Holdings Inc.	11,800	90,197
Nintendo Co. Ltd.	20,800	879,369
Nippon Paint Holdings Co. Ltd.	35,400	319,387
Nippon Telegraph & Telephone Corp.	35,400	1,080,195
Nissan Chemical Corp.	11,800	524,416
Nomura Holdings Inc.	70,800	253,811
Nomura Research Institute Ltd.	11,800	296,883
NTT Data Corp.	11,800	160,281
Olympus Corp.	23,600	413,151
Omron Corp.	2,700	158,380
Ono Pharmaceutical Co. Ltd.	11,800	237,594
Oriental Land Co. Ltd./Japan	20,300	718,400
ORIX Corp.	47,200	802,991
Pan Pacific International Holdings Corp.	11,800	220,506
Recruit Holdings Co. Ltd.	23,600	662,065
Renesas Electronics Corp.(a)	59,000	768,915
Resona Holdings Inc.	94,400	470,486
SBI Holdings Inc.	35,400	691,389
Secom Co. Ltd.	11,800	755,601
Seven & i Holdings Co. Ltd.	11,800	534,746
Shimano Inc.	600	92,791
Shin-Etsu Chemical Co. Ltd.	47,200	1,346,891
Shionogi & Co. Ltd.	2,500	111,911
Shiseido Co. Ltd.	11,800	591,484
Shizuoka Financial Group Inc., NVS	11,800	88,944
SMC Corp.	1,900	947,615
SoftBank Corp.	35,400	398,562
SoftBank Group Corp.	23,600	885,057
Sompo Holdings Inc.	6,300	262,896
Sony Group Corp.	23,600	2,135,179
SUMCO Corp.	11,800	162,506
Security	Shares	Value

Japan (continued)
Sumitomo Corp.	59,000	$1,057,448
Sumitomo Metal Mining Co. Ltd.	11,800	435,523
Sumitomo Mitsui Financial Group Inc.	23,600	964,617
Sumitomo Realty & Development Co. Ltd.	11,800	275,521
Sysmex Corp.	7,700	495,289
T&D Holdings Inc.	11,800	144,507
Takeda Pharmaceutical Co. Ltd.	23,675	785,043
TDK Corp.	11,800	405,671
Terumo Corp.	11,800	353,360
Tokio Marine Holdings Inc.	35,400	711,788
Tokyo Electron Ltd.	7,800	893,143
Toyota Motor Corp.	118,000	1,620,143
USS Co. Ltd.	23,600	396,574
Yokogawa Electric Corp.	11,800	191,641
Z Holdings Corp.	59,000	161,615
		49,226,408
Kuwait — 0.1%
Agility Public Warehousing Co. KSC	147,198	298,781
Kuwait Finance House KSCP	85,836	209,748
Mobile Telecommunications Co. KSCP	99,238	184,934
National Bank of Kuwait SAKP	124,148	407,579
		1,101,042
Malaysia — 0.1%
Dialog Group Bhd	590,000	303,753
Malayan Banking Bhd	106,200	206,376
Public Bank Bhd	207,300	181,024
		691,153
Mexico — 0.2%
America Movil SAB de CV	306,801	330,870
Fibra Uno Administracion SA de CV	70,800	97,815
Fomento Economico Mexicano SAB de CV	23,600	229,601
Grupo Aeroportuario del Pacifico SAB de CV, Class B	11,800	209,945
Grupo Carso SAB de CV, Series A1	33,500	189,100
Grupo Financiero Banorte SAB de CV, Class O	23,601	204,093
Grupo Mexico SAB de CV, Series B	129,800	638,261
Wal-Mart de Mexico SAB de CV	70,800	285,452
		2,185,137
Netherlands — 1.0%
Adyen NV(a)(b)	354	568,826
Aegon NV	21,122	96,374
AerCap Holdings NV(a)	7,080	399,029
Akzo Nobel NV	5,192	430,719
ASM International NV	472	171,359
ASML Holding NV	5,900	3,744,213
Davide Campari-Milano NV	15,458	199,214
Heineken NV	3,068	352,284
ING Groep NV(a)	27,140	336,598
Koninklijke Ahold Delhaize NV	5,900	202,869
NN Group NV	4,720	176,010
NXP Semiconductors NV	4,248	695,567
Prosus NV	14,042	1,050,813
Randstad NV	4,484	243,642
Wolters Kluwer NV	3,540	469,028
		9,136,545
Norway — 0.5%
Adevinta ASA(a)	26,196	201,787
Aker BP ASA	3,776	90,268
DNB Bank ASA	56,758	998,378
Gjensidige Forsikring ASA	23,364	406,995

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI Low Carbon Target ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Norway (continued)
Kongsberg Gruppen ASA	13,216	$593,607
Mowi ASA	32,982	629,273
Orkla ASA	63,602	457,157
Salmar ASA	10,266	456,103
Telenor ASA	58,174	725,903
		4,559,471
Peru — 0.1%
Southern Copper Corp.	7,906	607,418
Philippines — 0.1%
International Container Terminal Services Inc.	64,900	254,517
PLDT Inc.	2,950	64,194
SM Investments Corp.	10,620	172,091
SM Prime Holdings Inc.	276,000	169,543
		660,345
Portugal — 0.0%
Jeronimo Martins SGPS SA	4,012	101,244
Qatar — 0.2%
Barwa Real Estate Co.	390,580	269,277
Industries Qatar QSC	68,204	239,934
Mesaieed Petrochemical Holding Co.	941,640	514,343
Ooredoo QPSC.	42,598	115,733
Qatar National Bank QPSC	46,663	197,265
		1,336,552
Russia — 0.0%
Alrosa PJSC(a)(d)	184,910	23
Magnit PJSC(a)(d)	4,127	—
Magnit PJSC, GDR(d)	1	—
Mobile TeleSystems PJSC(d)	73,304	9
Moscow Exchange MICEX-RTS PJSC(a)(d)	152,460	19
Ozon Holdings PLC, GDR(a)(d)	5,270	1
Polymetal International PLC(a)(d)	12,434	2
Polyus PJSC(a)(d)	1,430	—
Sberbank of Russia PJSC(a)(d)	292,860	37
TCS Group Holding PLC, GDR(a)(d)	4,185	—
United Co. RUSAL International PJSC(a)(d)	509,950	64
VK Co. Ltd.(a)(d)	22,940	3
VTB Bank PJSC(a)(d)	22,490,000	3
Yandex NV(a)(d)	9,920	1
		162
Saudi Arabia — 0.7%
Al Rajhi Bank	32,478	670,344
Alinma Bank	20,650	175,799
Arab National Bank	34,338	251,788
Bank AlBilad(a)	6,490	72,335
Bank Al-Jazira	13,216	69,153
Banque Saudi Fransi	17,700	183,658
Dallah Healthcare Co.	4,366	198,922
Dar Al Arkan Real Estate Development Co.(a)	101,008	436,025
Dr Sulaiman Al Habib Medical Services Group Co.	4,248	326,314
Elm Co.	944	111,951
Emaar Economic City(a)	77,998	202,223
Etihad Etisalat Co.	24,780	305,623
Jarir Marketing Co.	2,124	92,656
Mouwasat Medical Services Co.	2,124	140,377
Riyad Bank	41,300	333,101
SABIC Agri-Nutrients Co.	10,030	360,630
Saudi British Bank (The)	26,550	257,767
Saudi Investment Bank (The)	15,930	69,914
Security	Shares	Value

Saudi Arabia (continued)
Saudi National Bank (The)	44,250	$580,766
Saudi Research & Media Group(a)	3,422	192,424
Saudi Tadawul Group Holding Co.	2,478	111,218
Saudi Telecom Co.	54,870	660,414
Yanbu National Petrochemical Co.	21,948	263,506
		6,066,908
Singapore — 0.4%
CapitaLand Ascendas REIT	65,402	140,740
CapitaLand Ascott Trust	4,036	3,276
CapitaLand Integrated Commercial Trust	153,400	234,232
Capitaland Investment Ltd/Singapore	70,800	198,185
City Developments Ltd.	70,800	370,375
DBS Group Holdings Ltd.	23,600	583,155
Genting Singapore Ltd.	542,800	461,774
Keppel Corp.Ltd.	70,800	328,752
Oversea-Chinese Banking Corp. Ltd.(c)	39,300	371,813
Sea Ltd., ADR(a)(c)	2,006	152,797
Sembcorp Marine Ltd.(a)	1,351,322	126,028
Singapore Exchange Ltd.	12,600	90,677
Singapore Telecommunications Ltd.	259,600	497,485
United Overseas Bank Ltd.	5,100	108,314
		3,667,603
South Africa — 0.3%
Absa Group Ltd.	24,662	239,906
Capitec Bank Holdings Ltd.	1,534	133,577
FirstRand Ltd.	122,956	433,330
Growthpoint Properties Ltd.	147,972	102,976
MTN Group Ltd.	33,512	235,382
Naspers Ltd., Class N	3,894	694,151
Nedbank Group Ltd.	19,414	223,989
Old Mutual Ltd.	119,298	75,886
Sanlam Ltd.	45,920	141,657
Standard Bank Group Ltd.	29,382	275,478
		2,556,332
South Korea — 1.3%
Amorepacific Corp.	1,416	131,011
Celltrion Healthcare Co. Ltd.	1,350	70,370
Celltrion Inc.	1,702	205,073
Coway Co.Ltd.	3,894	142,974
DB Insurance Co. Ltd.	1,888	118,683
Ecopro BM Co. Ltd.	944	189,564
Hana Financial Group Inc.	12,508	393,047
Hotel Shilla Co. Ltd.	1,534	93,719
Industrial Bank of KoreA	43,778	329,682
Kakao Corp.	6,018	263,525
Kangwon Land Inc.	4,130	58,503
KB Financial Group Inc.	8,509	315,822
Korea Investment Holdings Co. Ltd.	7,080	292,608
Krafton Inc.(a)	354	51,137
KT&G Corp.	6,608	423,450
L&F Co. Ltd.	472	94,217
LG Chem Ltd.	472	262,188
LG Energy Solution(a)	590	257,143
LG H&H Co. Ltd.	236	110,199
Mirae Asset Securities Co. Ltd.	43,542	226,241
NAVER Corp.	2,242	324,810
NCSoft Corp.	590	166,954
Samsung Biologics Co. Ltd.(a)(b)	354	207,040
Samsung Electronics Co. Ltd.	72,924	3,588,159

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI Low Carbon Target ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Samsung Fire & Marine Insurance Co. Ltd.	944	$158,805
Samsung Life Insurance Co. Ltd.	2,478	122,849
Samsung SDI Co. Ltd.	826	428,671
Samsung SDS Co. Ltd.	1,298	114,131
SD Biosensor Inc.	4,602	71,769
Shinhan Financial Group Co. Ltd.	12,036	315,107
SK Hynix Inc.	10,030	674,853
SK IE Technology Co. Ltd.(a)(b)	2,124	123,488
SK Inc.	7,788	949,746
SK Square Co. Ltd.(a)	7,670	244,437
Woori Financial Group Inc.	40,592	357,017
		11,876,992
Spain — 0.8%
Acciona SA	1,180	218,641
Aena SME SA(a)(b)	2,124	357,718
Amadeus IT Group SA(a)	9,794	688,371
Banco Bilbao Vizcaya Argentaria SA	103,958	761,075
Banco Santander SA	263,494	925,675
CaixaBank SA	37,170	137,589
Cellnex Telecom SA(b)	3,894	163,953
EDP Renovaveis SA	33,040	734,403
Enagas SA	7,009	140,325
Ferrovial SA	7,442	233,332
Iberdrola SA	88,109	1,141,725
Industria de Diseno Textil SA	23,010	791,009
Red Electrica Corp. SA	9,559	173,795
Telefonica SA	117,297	532,785
		7,000,396
Sweden — 0.8%
Alfa Laval AB	5,192	190,481
Assa Abloy AB, Class B	14,396	342,999
Atlas Copco AB, Class A	33,984	491,549
Atlas Copco AB, Class B	82,297	1,055,607
Boliden AB	9,204	328,922
Epiroc AB, Class A	12,154	243,482
EQT AB	3,894	83,870
Evolution AB(b)	3,304	441,442
Getinge AB, Class B	3,186	80,863
H & M Hennes & Mauritz AB, Class B	15,812	231,816
Hexagon AB, Class B	34,810	398,564
Holmen AB, Class B	4,130	156,237
Industrivarden AB, Class C	10,384	296,531
Investor AB, Class B	41,300	887,253
Kinnevik AB, Class B(a)	5,074	83,355
Lifco AB, Class B	5,310	121,092
Nibe Industrier AB, Class B	30,444	340,878
Nordea Bank Abp	34,456	382,781
Sandvik AB	14,750	300,455
Svenska Cellulosa AB SCA, Class B	15,222	208,842
Svenska Handelsbanken AB, Class A	8,968	79,275
Swedbank AB, Class A	4,484	77,916
Tele2 AB, Class B	18,290	194,352
Telefonaktiebolaget LM Ericsson, Class B	51,094	281,308
Telia Co. AB	49,442	137,655
		7,437,525
Switzerland — 2.7%
ABB Ltd., Registered	29,854	1,076,942
Adecco Group AG, Registered	6,018	206,998
Alcon Inc.	5,428	395,247
Security	Shares	Value

Switzerland (continued)
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	18	$222,248
Cie. Financiere Richemont SA, Class A, Registered	8,260	1,365,384
Coca-Cola HBC AG, Class DI	2,950	90,054
Credit Suisse Group AG, Registered(a)(c)	15,018	13,514
DSM-Firmenich AG(a)	3,000	392,585
EMS-Chemie Holding AG, Registered	118	96,914
Geberit AG, Registered	472	268,833
Givaudan SA, Registered	167	584,161
Julius Baer Group Ltd.	2,832	202,930
Kuehne + Nagel International AG, Registered	354	104,875
Logitech International SA, Registered	2,124	125,692
Lonza Group AG, Registered	708	441,537
Nestle SA, Registered	37,052	4,753,385
Novartis AG, Registered	33,630	3,440,143
Partners Group Holding AG	236	229,093
Roche Holding AG, NVS	10,148	3,177,746
Schindler Holding AG, Participation Certificates, NVS	1,180	263,697
SGS SA	2,950	266,961
Sika AG, Registered	3,422	945,235
Sonova Holding AG, Registered	590	187,104
STMicroelectronics NV	9,794	418,959
Straumann Holding AG	2,124	319,557
Swatch Group AG (The), Bearer	354	121,444
Swiss Life Holding AG, Registered	236	155,773
Swiss Re AG	4,366	439,673
Swisscom AG, Registered	118	81,013
TE Connectivity Ltd.	5,664	693,104
Temenos AG, Registered	1,770	149,094
UBS Group AG, Registered	56,296	1,145,768
VAT Group AG(b)	944	333,033
Zurich Insurance Group AG	1,888	915,590
		23,624,286
Taiwan — 1.5%
Catcher Technology Co. Ltd.	118,000	696,096
Cathay Financial Holding Co. Ltd.	520,103	720,540
China Development Financial Holding Corp.	472,542	202,061
Chunghwa Telecom Co.Ltd.	118,000	488,265
CTBC Financial Holding Co. Ltd.	472,400	348,224
Delta Electronics Inc.	35,000	342,859
E Ink Holdings Inc.	18,000	112,142
E.Sun Financial Holding Co. Ltd.	140,944	114,623
First Financial Holding Co. Ltd.	118,000	104,227
Fubon Financial Holding Co. Ltd.	248,799	479,162
Hotai Motor Co. Ltd.	21,000	452,669
Hua Nan Financial Holdings Co. Ltd.	118,000	84,263
Largan Precision Co.Ltd.	1,000	65,662
MediaTek Inc.	25,000	543,596
Nanya Technology Corp.	118,000	261,523
Powerchip Semiconductor Manufacturing Corp.	118,000	114,647
Shin Kong Financial Holding Co. Ltd.	944,675	258,185
SinoPac Financial Holdings Co. Ltd.	753,959	410,304
Taishin Financial Holding Co.Ltd.	373,301	210,607
Taiwan Semiconductor Manufacturing Co. Ltd.	375,000	6,140,848
United Microelectronics Corp.	236,000	379,572
Wan Hai Lines Ltd.	118,000	250,876
Winbond Electronics Corp.	236,000	200,272
Yageo Corp.	12,000	194,531

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI Low Carbon Target ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Yuanta Financial Holding Co.Ltd.	487,498	$358,851
		13,534,605
Thailand — 0.2%
Airports of Thailand PCL, NVDR(a)	330,400	709,806
Bangkok Expressway & Metro PCL, NVDR	495,600	128,668
Bumrungrad Hospital PCL, NVDR	37,900	264,678
Energy Absolute PCL, NVDR(c)	116,600	232,126
SCB X PCL, NVS	89,600	272,548
		1,607,826
Turkey — 0.1%
Akbank TAS	144,487	119,461
Haci Omer Sabanci Holding AS	162,132	318,707
Hektas Ticaret TAS(a)	31,742	44,016
Turkiye Is Bankasi AS, Class C	298,186	166,212
Yapi ve Kredi Bankasi AS	154,226	75,246
		723,642
United Arab Emirates — 0.1%
Emaar Properties PJSC	268,332	435,036
Emirates NBD Bank PJSC	36,698	141,151
Emirates Telecommunications Group Co. PJSC	61,950	405,522
First Abu Dhabi Bank PJSC	78,372	303,049
		1,284,758
United Kingdom — 3.7%
3i Group PLC	62,454	1,389,541
abrdn PLC	62,022	166,202
Admiral Group PLC	3,422	99,457
Amcor PLC	22,538	247,242
Antofagasta PLC	33,040	607,705
Ashtead Group PLC	11,092	639,522
AstraZeneca PLC	22,420	3,299,393
Aviva PLC	57,348	305,340
BAE Systems PLC	34,102	434,459
Barclays PLC	283,908	571,907
Barratt Developments PLC	3,894	24,499
Berkeley Group Holdings PLC	3,489	195,252
British American Tobacco PLC	51,330	1,896,428
British Land Co. PLC (The)	37,288	187,866
BT Group PLC	151,748	303,085
Bunzl PLC(c)	6,962	277,137
Burberry Group PLC	8,496	277,326
Clarivate PLC(a)	10,148	89,911
Coca-Cola Europacific Partners PLC	1,652	106,504
Compass Group PLC	32,922	868,514
Croda International PLC	4,012	352,492
Diageo PLC	36,934	1,684,785
Entain PLC	6,372	116,106
Experian PLC	15,736	557,131
GSK PLC	64,477	1,162,724
Haleon PLC	80,594	354,348
Halma PLC	6,136	178,456
HSBC Holdings PLC	288,392	2,078,541
Imperial Brands PLC	24,544	607,564
Informa PLC	37,052	336,843
Intertek Group PLC	3,068	160,500
Land Securities Group PLC	24,072	204,271
Legal & General Group PLC	138,824	409,603
Lloyds Banking Group PLC	1,140,588	692,931
London Stock Exchange Group PLC	4,956	520,347
National Grid PLC	60,298	864,548
Security	Shares	Value

United Kingdom (continued)
NatWest Group PLC, NVS	65,743	$216,564
Ocado Group PLC(a)	4,248	27,036
Pearson PLC	16,874	187,736
Persimmon PLC	10,418	172,415
Prudential PLC	42,921	656,736
Reckitt Benckiser Group PLC	11,682	944,020
RELX PLC	31,506	1,049,739
Rentokil Initial PLC	26,550	211,371
Rio Tinto PLC	10,384	660,135
Rolls-Royce Holdings PLC(a)	127,912	245,037
Royalty Pharma PLC, Class A	6,136	215,680
Sage Group PLC (The)	118	1,217
Segro PLC	15,458	162,741
Severn Trent PLC	14,396	530,256
Smith & Nephew PLC	14,042	231,268
Smiths Group PLC	14,042	296,913
SSE PLC	22,066	509,132
Standard Chartered PLC	27,530	218,124
Taylor Wimpey PLC	160,952	259,755
Tesco PLC	86,022	304,127
Unilever PLC	41,133	2,290,373
United Utilities Group PLC	41,890	569,053
Vodafone Group PLC	473,062	568,207
Whitbread PLC	3,894	159,389
WPP PLC	24,308	283,296
		33,238,800
United States — 58.9%
3M Co.	7,552	802,173
A O Smith Corp.	4,130	282,038
Abbott Laboratories	26,550	2,932,978
AbbVie Inc.	27,022	4,083,565
Accenture PLC, Class A	9,322	2,612,863
Activision Blizzard Inc.	11,800	916,978
Adobe Inc.(a)	6,844	2,584,021
Advanced Micro Devices Inc.(a)	25,134	2,246,226
Aflac Inc.	10,501	733,495
Agilent Technologies Inc.	4,838	655,210
Air Products and Chemicals Inc	708	208,407
Airbnb Inc., Class A(a)(c)	6,844	819,021
Akamai Technologies Inc.(a)	2,950	241,812
Albemarle Corp.	3,540	656,528
Alexandria Real Estate Equities Inc.	2,124	263,758
Align Technology Inc.(a)	1,298	422,239
Allegion PLC	3,088	341,162
Allstate Corp. (The)	5,192	601,026
Alnylam Pharmaceuticals Inc.(a)	1,534	305,573
Alphabet Inc., Class A(a)	89,680	9,626,251
Alphabet Inc., Class C, NVS(a)	80,617	8,724,372
Altria Group Inc.	43,306	2,057,468
Amazon.com Inc.(a)	134,048	14,135,362
AMERCO(c)	4,248	229,817
American Express Co.	8,614	1,389,783
American International Group Inc.	15,812	838,668
American Tower Corp.	6,962	1,422,963
American Water Works Co. Inc.	10,266	1,521,934
Ameriprise Financial Inc.	1,771	540,368
AMETEK Inc.	7,552	1,041,647
Amgen Inc.	8,378	2,008,542
Amphenol Corp., Class A	8,732	659,004
Analog Devices Inc.	8,260	1,485,809

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI Low Carbon Target ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Annaly Capital Management Inc.	25,518	$509,850
Ansys Inc.(a)	118	37,043
Aon PLC, Class A	3,068	997,652
Apollo Global Management Inc.	5,664	359,041
Apple Inc.	237,770	40,344,813
Applied Materials Inc.	14,396	1,627,180
Aptiv PLC(a)	4,012	412,674
Arch Capital Group Ltd.(a)	4,371	328,131
Arista Networks Inc.(a)	3,304	529,169
Arthur J Gallagher & Co.	2,242	466,471
Aspen Technology Inc.(a)	472	83,544
Assurant Inc.	786	96,780
AT&T Inc.	116,584	2,060,039
Autodesk Inc.(a)	2,950	574,630
Automatic Data Processing Inc.	6,962	1,531,640
AutoZone Inc.(a)	236	628,541
AvalonBay Communities Inc.	2,006	361,822
Avantor Inc.(a)	10,030	195,384
Avery Dennison Corp.	2,596	452,950
Baker Hughes Co.	42,834	1,252,466
Ball Corp.	5,900	313,762
Bank of America Corp.	100,182	2,933,329
Bank of New York Mellon Corp. (The)	11,210	477,434
Bath & Body Works Inc.	4,720	165,672
Baxter International Inc.	6,490	309,443
Becton Dickinson and Co.	4,248	1,122,789
Berkshire Hathaway Inc., Class B(a)	17,700	5,815,335
Bill.com Holdings Inc.(a)(c)	236	18,127
Biogen Inc.(a)	2,714	825,680
BioMarin Pharmaceutical Inc.(a)	2,714	260,653
Bio-Rad Laboratories Inc., Class A(a)	118	53,193
Bio-Techne Corp.	2,478	197,943
Black Knight Inc.(a)	2,950	161,188
BlackRock Inc.(e)	2,006	1,346,427
Blackstone Inc., NVS	10,738	959,226
Block Inc.(a)	4,718	286,807
Booking Holdings Inc.(a)	708	1,901,907
Booz Allen Hamilton Holding Corp.	3,422	327,554
Boston Properties Inc.	2,006	107,040
Boston Scientific Corp.(a)	22,538	1,174,681
Bristol-Myers Squibb Co.	35,990	2,403,052
Broadcom Inc.	6,490	4,065,985
Broadridge Financial Solutions Inc.	1,180	171,584
Brown & Brown Inc.	2,006	129,166
Brown-Forman Corp., Class B	6,417	417,683
Burlington Stores Inc.(a)	826	159,261
Cadence Design Systems Inc.(a)(c)	3,776	790,883
Caesars Entertainment Inc.(a)	1,180	53,442
Camden Property Trust	1,455	160,123
Capital One Financial Corp.	5,192	505,182
Carlisle Companies Inc.	1,180	254,703
Carlyle Group Inc. (The)	5,546	168,210
Carrier Global Corp.	11,446	478,672
Catalent Inc.(a)	2,242	112,369
Cboe Global Markets Inc.	1,652	230,784
CBRE Group Inc., Class A(a)	2,006	153,780
CDW Corp./DE	1,770	300,174
Centene Corp.(a)	5,664	390,420
CH Robinson Worldwide Inc.	1,180	119,027
Charles River Laboratories International Inc.(a)	590	112,171
Security	Shares	Value

United States (continued)
Charles Schwab Corp. (The)	20,178	$1,054,099
Charter Communications Inc., Class A(a)	1,770	652,599
Cheniere Energy Inc.	9,086	1,390,158
Chewy Inc., Class A(a)(c)	2,950	91,480
Chipotle Mexican Grill Inc.(a)	472	975,917
Chubb Ltd.	6,254	1,260,556
Church & Dwight Co. Inc.	4,366	424,026
Cigna Group (The)	4,602	1,165,641
Cincinnati Financial Corp.	1,888	200,959
Cintas Corp.	1,770	806,713
Cisco Systems Inc.	65,136	3,077,676
Citigroup Inc.	30,562	1,438,553
Citizens Financial Group Inc.	13,570	419,856
Clorox Co. (The)	590	97,716
Cloudflare Inc., Class A(a)(c)	2,006	94,382
CME Group Inc.	5,074	942,597
Coca-Cola Co. (The)	67,024	4,299,590
Cognex Corp.	3,068	146,313
Cognizant Technology Solutions Corp., Class A	9,086	542,525
Coinbase Global Inc., Class A(a)(c)	2,832	152,333
Colgate-Palmolive Co.	14,042	1,120,552
Comcast Corp., Class A	66,316	2,743,493
Consolidated Edison Inc.	2,242	220,770
Constellation Brands Inc., Class A	3,186	731,091
Constellation Energy Corp.	3,304	255,730
Cooper Companies Inc. (The)	472	180,044
Copart Inc.(a)	9,912	783,544
Corning Inc.	8,378	278,317
Corteva Inc.	22,066	1,348,674
CoStar Group Inc.(a)	6,726	517,566
Costco Wholesale Corp.	5,782	2,909,618
Crowdstrike Holdings Inc., Class A(a)	2,360	283,318
Crown Castle Inc.	6,726	827,903
CSX Corp.	36,816	1,128,042
CVS Health Corp.	19,234	1,410,045
Danaher Corp.	9,912	2,348,252
Darden Restaurants Inc.	1,534	233,061
Darling Ingredients Inc.(a)	3,304	196,819
Datadog Inc., Class A(a)	2,596	174,918
DaVita Inc.(a)	3,304	298,549
Deere & Co.	4,130	1,561,223
Dell Technologies Inc., Class C	1,062	46,186
DENTSPLY SIRONA Inc.	4,956	207,805
Devon Energy Corp.	46,138	2,465,153
Dexcom Inc.(a)	5,664	687,270
Digital Realty Trust Inc.	2,478	245,694
Discover Financial Services	2,360	244,189
DocuSign Inc.(a)(c)	236	11,668
Dollar General Corp.	3,068	679,439
Dollar Tree Inc.(a)	3,068	471,582
Domino’s Pizza Inc.	708	224,769
DoorDash Inc., Class A(a)(c)	4,012	245,494
Dover Corp.	2,006	293,197
DR Horton Inc.	5,900	647,938
DuPont de Nemours Inc.	6,608	460,710
Eaton Corp. PLC	8,024	1,340,971
eBay Inc.	10,384	482,129
Ecolab Inc.	9,676	1,624,020
Edison International	18,172	1,337,459
Edwards Lifesciences Corp.(a)	9,558	840,913

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI Low Carbon Target ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Elanco Animal Health Inc.(a)	10,266	$97,219
Electronic Arts Inc.	4,012	510,647
Elevance Health Inc.	3,422	1,603,720
Eli Lilly & Co.	12,154	4,811,282
Emerson Electric Co.	10,856	903,871
Enphase Energy Inc.(a)	2,478	406,888
Entegris Inc.	2,006	150,290
EPAM Systems Inc.(a)	944	266,623
Equifax Inc.	2,596	540,954
Equinix Inc.	1,298	939,856
Equitable Holdings Inc.	22,538	585,763
Equity Residential	5,310	335,858
Essential Utilities Inc.	14,632	624,786
Essex Property Trust Inc.	944	207,425
Estee Lauder Companies Inc. (The), Class A	4,248	1,048,067
Etsy Inc.(a)	2,596	262,274
Everest Re Group Ltd.	354	133,812
Eversource Energy	17,818	1,382,855
Exelon Corp.	26,432	1,121,774
Expedia Group Inc.(a)	2,950	277,182
Expeditors International of Washington Inc.	4,012	456,726
Extra Space Storage Inc.	2,360	358,814
F5 Inc.(a)	944	126,836
FactSet Research Systems Inc.	590	242,897
Fair Isaac Corp.(a)	236	171,796
Fastenal Co.	11,092	597,193
FedEx Corp.	2,124	483,805
Fidelity National Financial Inc.	8,760	310,892
Fidelity National Information Services Inc.	10,384	609,748
Fifth Third Bancorp.	8,968	234,962
First Citizens BancShares Inc./NC, Class A	118	118,847
First Republic Bank/CA(c)	2,714	9,526
First Solar Inc.(a)	2,242	409,344
Fiserv Inc.(a)	9,912	1,210,453
FleetCor Technologies Inc.(a)	1,180	252,426
FMC Corp.	6,136	758,287
Ford Motor Co.	60,652	720,546
Fortinet Inc.(a)	8,732	550,553
Fortive Corp.	10,266	647,682
Fortune Brands Home & Security Inc., NVS	2,242	145,035
Fox Corp., Class A, NVS	6,490	215,857
Franklin Resources Inc.	9,204	247,404
Freeport-McMoRan Inc.	47,672	1,807,246
Garmin Ltd.	2,832	278,017
Gartner Inc.(a)	1,534	463,974
Gen Digital, Inc.	9,676	170,975
Generac Holdings Inc.(a)(c)	1,062	108,558
General Mills Inc.	10,620	941,251
General Motors Co.	2,124	70,177
Gilead Sciences Inc.	20,768	1,707,337
Global Payments Inc.	4,602	518,691
GoDaddy Inc., Class A(a)	2,360	178,605
Goldman Sachs Group Inc. (The)	5,192	1,783,140
Halliburton Co.	131,452	4,305,053
Hartford Financial Services Group Inc. (The)	4,720	335,073
Hasbro Inc.	2,478	146,747
HCA Healthcare Inc.	3,658	1,051,053
HEICO Corp.	4,956	835,780
HEICO Corp., Class A	826	110,874
Henry Schein Inc.(a)	472	38,142
Security	Shares	Value

United States (continued)
Hershey Co. (The)	3,068	$837,748
Hess Corp.	13,806	2,002,698
Hewlett Packard Enterprise Co.	34,220	490,030
Hilton Worldwide Holdings Inc.	3,186	458,848
Hologic Inc.(a)	3,658	314,625
Home Depot Inc. (The)	14,986	4,503,892
Honeywell International Inc.	11,682	2,334,531
Horizon Therapeutics PLC(a)	2,360	262,338
Host Hotels & Resorts Inc.	19,588	316,738
Howmet Aerospace Inc.	13,098	580,110
HP Inc.	2,950	87,645
Hubbell Inc.	2,242	603,815
Humana Inc.	1,888	1,001,565
Huntington Bancshares Inc./OH	15,458	173,130
IDEX Corp.	2,950	608,644
IDEXX Laboratories Inc.(a)	1,062	522,674
Illinois Tool Works Inc.	6,254	1,513,093
Illumina Inc.(a)	2,360	485,122
Incyte Corp.(a)	2,478	184,388
Ingersoll Rand Inc.	11,446	652,651
Insulet Corp.(a)(c)	826	262,701
Intel Corp.	65,726	2,041,450
Intercontinental Exchange Inc.	7,670	835,493
International Business Machines Corp.	14,396	1,819,798
International Flavors & Fragrances Inc.	8,496	823,772
Interpublic Group of Companies Inc. (The)	8,496	303,562
Intuit Inc.(c)	4,012	1,781,127
Intuitive Surgical Inc.(a)	5,546	1,670,566
Invitation Homes Inc.	8,995	300,163
IQVIA Holdings Inc.(a)	3,186	599,701
Iron Mountain Inc.	5,664	312,879
Jack Henry & Associates Inc.	944	154,193
Jacobs Solutions Inc., NVS	2,242	258,861
Jazz Pharmaceuticals PLC(a)	1,416	198,906
JB Hunt Transport Services Inc.	472	82,737
Johnson & Johnson	39,648	6,490,378
Johnson Controls International PLC	8,732	522,523
JPMorgan Chase & Co.	41,914	5,794,191
Juniper Networks Inc.	4,012	120,962
Kellogg Co.	2,478	172,890
Keurig Dr Pepper Inc.	15,340	501,618
KeyCorp	22,184	249,792
Keysight Technologies Inc.(a)	2,714	392,553
Kimberly-Clark Corp.	3,068	444,523
Kimco Realty Corp.	7,906	151,716
Kinder Morgan Inc.	106,200	1,821,330
KKR & Co. Inc.	7,906	419,571
KLA Corp.	2,478	957,846
Knight-Swift Transportation Holdings Inc.	3,540	199,373
Kraft Heinz Co. (The)	9,912	389,244
L3Harris Technologies Inc.	5,473	1,068,056
Laboratory Corp. of America Holdings	1,416	321,021
Lam Research Corp.	1,888	989,463
Lamb Weston Holdings Inc.	826	92,355
Las Vegas Sands Corp.(a)	6,254	399,318
Leidos Holdings Inc.	2,478	231,098
Lennar Corp., Class A	4,602	519,152
Lennox International Inc.	826	232,858
Liberty Broadband Corp., Class C (a)	1,416	120,048
Liberty Global PLC, Class C, NVS(a)	15,222	309,615

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI Low Carbon Target ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Live Nation Entertainment Inc.(a)	2,832	$191,953
LKQ Corp.	4,484	258,861
Loews Corp.	13,334	767,638
Lowe’s Companies Inc.	9,794	2,035,487
LPL Financial Holdings Inc.	1,180	246,431
Lucid Group Inc.(a)(c)	22,184	176,141
Lululemon Athletica Inc.(a)	2,006	762,140
M&T Bank Corp.	3,422	430,488
Markel Corp.(a)(c)	118	161,487
MarketAxess Holdings Inc.	590	187,838
Marriott International Inc./MD, Class A	2,360	399,642
Marsh & McLennan Companies Inc.	8,758	1,578,104
Martin Marietta Materials Inc.	236	85,715
Marvell Technology Inc.	13,334	526,426
Masco Corp.	10,856	580,905
Masimo Corp.(a)	1,298	245,504
Mastercard Inc., Class A	12,626	4,798,259
Match Group Inc.(a)	3,540	130,626
McCormick & Co. Inc./MD, NVS	4,956	435,385
McDonald’s Corp.	11,446	3,385,154
Medical Properties Trust Inc.	8,850	77,615
Medtronic PLC	20,060	1,824,457
Merck & Co. Inc.	38,232	4,414,649
Meta Platforms Inc, Class A(a)	34,810	8,365,539
MetLife Inc.	10,974	673,035
Mettler-Toledo International Inc.(a)	354	527,991
MGM Resorts International	6,018	270,329
Microchip Technology Inc.	9,558	697,638
Micron Technology Inc.	16,520	1,063,227
Microsoft Corp.	103,014	31,652,082
Mid-America Apartment Communities Inc.	1,652	254,078
Moderna Inc.(a)(c)	5,310	705,646
Molina Healthcare Inc.(a)	954	284,187
Molson Coors Beverage Co., Class B	3,186	189,503
Mondelez International Inc., Class A	23,482	1,801,539
MongoDB Inc.(a)(c)	236	56,631
Monolithic Power Systems Inc.	826	381,587
Monster Beverage Corp.(a)	14,632	819,392
Moody’s Corp.	1,888	591,171
Morgan Stanley	19,352	1,741,099
Motorola Solutions Inc.	2,832	825,245
NetApp Inc.	3,776	237,473
Netflix Inc.(a)	7,198	2,374,836
Neurocrine Biosciences Inc.(a)	944	95,382
Newell Brands Inc., NVS	7,670	93,191
NextEra Energy Inc.	29,028	2,224,416
Nike Inc., Class B	18,644	2,362,568
Nordson Corp.	708	153,147
Norfolk Southern Corp.	3,658	742,684
Northern Trust Corp.	2,242	175,235
Novocure Ltd.(a)(c)	1,652	108,867
Nucor Corp.	4,838	716,895
Nvidia Corp.	36,816	10,216,072
O’Reilly Automotive Inc.(a)	1,062	974,183
Occidental Petroleum Corp.	1,062	65,345
Old Dominion Freight Line Inc.	1,770	567,090
Omnicom Group Inc.	3,304	299,243
ON Semiconductor Corp.(a)	6,608	475,512
ONEOK Inc.	1,770	115,776
Oracle Corp.	24,662	2,335,985
Security	Shares	Value

United States (continued)
Otis Worldwide Corp.	7,198	$613,989
Palantir Technologies Inc., Class A(a)(c)	26,196	203,019
Palo Alto Networks Inc.(a)	4,366	796,620
Paramount Global, Class B, NVS	9,086	211,976
Parker-Hannifin Corp.	1,534	498,366
Paychex Inc.	6,372	700,028
Paycom Software Inc.(a)	118	34,264
PayPal Holdings Inc.(a)	16,048	1,219,648
Pentair PLC	4,956	287,844
PepsiCo Inc.	21,358	4,077,029
PerkinElmer Inc.	1,888	246,365
Pfizer Inc.	86,140	3,349,985
PG&E Corp.(a)(c)	22,066	377,549
Philip Morris International Inc.	27,730	2,772,168
Pinterest Inc., Class A(a)	8,142	187,266
Pioneer Natural Resources Co.	2,242	487,747
Plug Power Inc.(a)(c)	9,676	87,374
PNC Financial Services Group Inc. (The)	6,844	891,431
Pool Corp.	590	207,279
PPG Industries Inc.	6,608	926,838
Principal Financial Group Inc.	3,068	229,149
Procter & Gamble Co. (The)	36,698	5,738,833
Progressive Corp. (The)	8,260	1,126,664
Prologis Inc.	14,783	1,851,571
Prudential Financial Inc.	7,434	646,758
PTC Inc.(a)	1,180	148,432
Public Storage.	2,714	800,169
PulteGroup Inc.	4,720	316,948
Qorvo Inc.(a)	944	86,924
Qualcomm Inc.	18,644	2,177,619
Quanta Services Inc.	2,242	380,333
Quest Diagnostics Inc.	2,006	278,453
Raymond James Financial Inc.	1,416	128,190
Raytheon Technologies Corp.	30,562	3,053,144
Realty Income Corp.	3,921	246,396
Regency Centers Corp.	2,596	159,472
Regeneron Pharmaceuticals Inc.(a)	1,652	1,324,557
Regions Financial Corp.	21,712	396,461
Repligen Corp.(a)	472	71,569
ResMed Inc.	2,124	511,799
Rivian Automotive Inc., Class A(a)(c)	12,626	161,865
Robert Half International Inc.	2,596	189,508
ROBLOX Corp., Class A(a)	5,782	205,839
Rockwell Automation Inc.	1,298	367,866
Roku Inc.(a)(c)	2,006	112,757
Rollins Inc.	6,372	269,217
Roper Technologies Inc.	1,652	751,297
Ross Stores Inc.	4,602	491,171
S&P Global Inc.	5,436	1,970,985
Salesforce Inc.(a)	12,980	2,574,843
SBA Communications Corp.	1,888	492,560
Schlumberger NV	33,040	1,630,524
Seagate Technology Holdings PLC	3,422	201,111
Seagen Inc.(a)	944	188,800
Sealed Air Corp.	3,776	181,210
Sempra Energy	4,602	715,565
Sensata Technologies Holding PLC	4,602	199,957
ServiceNow Inc.(a)	2,596	1,192,654
Sherwin-Williams Co. (The)	4,720	1,121,189
Simon Property Group Inc.	6,018	681,960

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI Low Carbon Target ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Skyworks Solutions Inc.	2,596	$274,916
Snap Inc., Class A, NVS(a)	16,756	145,945
Snap-on Inc.	1,180	306,104
Snowflake Inc., Class A(a)(c)	3,068	454,309
SolarEdge Technologies Inc.(a)(c)	826	235,930
Splunk Inc.(a)	354	30,529
SS&C Technologies Holdings Inc.	3,658	214,139
Stanley Black & Decker Inc.	3,068	264,891
Starbucks Corp.	19,588	2,238,713
State Street Corp.	4,956	358,121
Steel Dynamics Inc.	4,484	466,112
STERIS PLC	1,062	200,240
Stryker Corp.	4,838	1,449,707
Sun Communities Inc.	79	10,975
Synchrony Financial	6,254	184,556
Synopsys Inc.(a)	2,006	744,868
Sysco Corp.	5,428	416,545
T-Mobile U.S. Inc.(a)	9,558	1,375,396
T Rowe Price Group Inc.	3,304	371,138
Take-Two Interactive Software Inc.(a)	2,360	293,324
Targa Resources Corp.	43,542	3,288,727
Target Corp.	6,726	1,061,026
Teledyne Technologies Inc.(a)	708	293,395
Teleflex Inc.	590	160,787
Teradyne Inc.	2,832	258,788
Tesla Inc.(a)	41,064	6,747,226
Texas Instruments Inc.	14,042	2,347,822
Texas Pacific Land Corp.	708	1,046,176
Textron Inc.	3,422	229,069
Thermo Fisher Scientific Inc.	5,900	3,273,910
TJX Companies Inc. (The)	17,936	1,413,716
Tractor Supply Co.	1,416	337,574
Trade Desk Inc. (The), Class A(a)	6,608	425,159
Tradeweb Markets Inc., Class A	2,242	157,859
Trane Technologies PLC	4,130	767,395
TransDigm Group Inc.	1,534	1,173,510
TransUnion	3,422	235,468
Travelers Companies Inc. (The)	3,547	642,504
Trimble Inc.(a)	4,720	222,312
Truist Financial Corp.	20,768	676,621
U.S. Bancorp.	20,414	699,792
Uber Technologies Inc.(a)	25,370	787,738
UDR Inc.	1,569	64,847
Ulta Beauty Inc.(a)	826	455,481
Union Pacific Corp.	9,440	1,847,408
United Parcel Service Inc., Class B	10,384	1,867,147
United Rentals Inc.	3,422	1,235,718
UnitedHealth Group Inc.	13,098	6,445,395
Vail Resorts Inc.	944	227,051
Veeva Systems Inc., Class A(a)	2,714	486,023
Ventas Inc.	1,416	68,039
VeriSign Inc.(a)	1,298	287,896
Verisk Analytics Inc.	3,304	641,339
Verizon Communications Inc.	66,906	2,597,960
Vertex Pharmaceuticals Inc.(a)	4,012	1,367,009
VF Corp.	6,490	152,580
Viatris Inc.	45,430	423,862
VICI Properties Inc.	15,458	524,645
Visa Inc., Class A	24,072	5,602,277
VMware Inc., Class A(a)	3,422	427,853
Security	Shares	Value

United States (continued)
Vulcan Materials Co.	4,248	$743,910
Walmart Inc.	22,656	3,420,376
Walgreens Boots Alliance Inc.	14,986	528,257
Walt Disney Co. (The)(a)	25,606	2,624,615
Warner Bros. Discovery Inc.(a)	30,680	417,555
Waters Corp.(a)	944	283,540
Webster Financial Corp.	3,186	118,838
Wells Fargo & Co.	55,578	2,209,225
Welltower Inc.	3,658	289,787
West Pharmaceutical Services Inc.	1,062	383,637
Western Digital Corp.(a)	4,248	146,301
Westinghouse Air Brake Technologies Corp.	2,242	218,976
Williams Companies Inc. (The)	72,570	2,195,968
Willis Towers Watson PLC	1,908	441,893
Wolfspeed Inc.(a)(c)	2,242	104,365
Workday Inc., Class A(a)	1,770	329,468
WW Grainger Inc.	826	574,541
Wynn Resorts Ltd.(a)	1,298	148,335
Xylem Inc./NY	4,484	465,619
Yum! Brands Inc.	4,956	696,714
Zebra Technologies Corp., Class A(a)	708	203,925
Zillow Group Inc., Class C (a)(c)	2,360	102,754
Zimmer Biomet Holdings Inc.	3,186	441,070
Zoetis Inc.	7,198	1,265,264
Zoom Video Communications Inc., Class A(a)	2,124	130,477
ZoomInfo Technologies Inc.(a)	4,012	87,903
		523,815,405
Total Common Stocks — 99.2%
(Cost: $860,988,740)		881,863,824

Preferred Stocks

Brazil — 0.1%
Banco Bradesco SA, Preference Shares, NVS	59,092	164,085
Cia. Energetica de Minas Gerais, Preference Shares, NVS	103,604	256,528
Itau Unibanco Holding SA, Preference Shares, NVS	40,710	211,557
		632,170
Chile — 0.1%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	7,198	487,297
Colombia — 0.0%
Bancolombia SA, Preference Shares, NVS	45,430	281,399
Germany — 0.1%
Bayerische Motoren Werke AG, Preference Shares, NVS	3,522	374,370
Henkel AG & Co. KGaA, Preference Shares, NVS	4,484	362,525
Sartorius AG, Preference Shares, NVS	354	137,596
		874,491
South Korea — 0.0%
Samsung Electronics Co. Ltd., Preference Shares, NVS	10,974	458,767
Total Preferred Stocks — 0.3%
(Cost: $2,655,246)		2,734,124

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI Low Carbon Target ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Rights

Brazil — 0.0%
Localiza Rent a Car SA, (Expires 05/18/23, Strike Price BRL 41.50)(a)	67	$231
Total Rights — 0.0%
(Cost: $—)		231
Total Long-Term Investments — 99.5%
(Cost: $863,643,986)		884,598,179

Short-Term Securities

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.02%(e)(f)(g)	7,579,066	7,581,340
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(e)(f)	390,000	390,000
Total Short-Term Securities — 0.9%
(Cost: $7,969,044)		7,971,340
Total Investments — 100.4%
(Cost: $871,613,030)		892,569,519
Liabilities in Excess of Other Assets — (0.4)%		(3,725,784)
Net Assets — 100.0%		$888,843,735

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$9,661,298	$—	$(2,080,069	)(a)	$(517)	$628	$7,581,340	7,579,066	$36,154	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,320,000	—	(930,000	)(a)	—	—	390,000	390,000	33,987		1
BlackRock Inc.	1,410,631	—	(64,473)		22,139	(21,870)	1,346,427	2,006	30,442		—
					$21,622	$(21,242)	$9,317,767		$100,583		$1

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	9	06/16/23	$968	$33,196
MSCI Emerging Markets Index	10	06/16/23	492	2,472

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI Low Carbon Target ETF
April 30, 2023

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	12	06/16/23	$2,513	$81,653
				$117,321

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$573,680,155	$308,183,507	$162	$881,863,824
Preferred Stocks	1,400,866	1,333,258	—	2,734,124
Rights	231	—	—	231
Short-Term Securities
Money Market Funds	7,971,340	—	—	7,971,340
	$583,052,592	$309,516,765	$162	$892,569,519
Derivative Financial Instruments(a)
Assets
Equity Contracts	$117,321	$—	$—	$117,321

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

PJSC	Public Joint Stock Company

REIT	Real Estate Investment Trust